Trade payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade payables.
Schedule of trade payables

	As at
	June 30,	December 31,
(in EUR 000)	2026	2025
Payables	5,915	5,168
Invoices to be received	6,723	8,559
Total Trade payables	12,638	13,727